Note 10 - Deferred Revenue	9 Months Ended
Dec. 31, 2019
Statement Line Items [Line Items]
Disclosure of revenue from contracts with customers [text block]
10.	DEFERRED REVENUE

	Nine months ended Dec. 31, 2019	Year ended March 31, 2019
Balance, beginning of period	$43,228	$38,710
Additions to deferred revenue	17,414	569,880
Revenue recognized during the period	(9,850)	(563,922)
Foreign exchange impact	272	(1,440)
Liabilities classified as held for sale/sold	(39,501)	-
Balance, end of period	$11,563	$43,228